SECURED BORROWINGS, Fly Acquisition II Facility (Details)	2 Months Ended	3 Months Ended	12 Months Ended	27 Months Ended
	Mar. 31, 2015	Mar. 31, 2015 USD ($) Aircraft	Dec. 31, 2015 USD ($)	Jan. 31, 2015	Dec. 31, 2014 USD ($)	Nov. 07, 2012 USD ($)
Fly Acquisition II Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance			$ 0		$ 121,589,000
Fly Acquisition II Facility [Member] | Revolving Credit Facility [Member]
Secured Borrowings [Abstract]
Maximum borrowing capacity						$ 450,000,000
Maturity date			Jul. 03, 2018
Commitment fee percentage			0.75%
Number of aircraft sold | Aircraft		3
Number of aircraft refinanced | Aircraft		1
Unamortized debt issuance costs written off		$ 4,000,000
Prepayment penalty		$ 0
Accrued interest					$ 200,000
Fly Acquisition II Facility [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate			1 month
Basis spread on variable rate	3.75%			3.25%
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance			$ 1,730,104,000